INCOME TAXES - Components of Income Tax Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 2,170
State and Local	381
Total Current Provision	2,551
Deferred
Federal	(404)
State and Local	(47)
Total Deferred Provision	(451)
Total Provision for Income Taxes	$ 2,100